NATIONWIDE VARIABLE INSURANCE TRUST
American Century NVIT Multi Cap Value Fund
Gartmore NVIT International Equity Fund
Gartmore NVIT Worldwide Leaders Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund
NVIT Developing Markets Fund
NVIT Emerging Markets Fund
NVIT Growth Fund
NVIT Nationwide Fund
NVIT Real Estate Fund
Oppenheimer NVIT Large Cap Growth Fund
Templeton NVIT International Value Fund
Van Kampen NVIT Comstock Value Fund

Supplement dated February 18, 2011
to the Prospectus dated October 15, 2010

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

I.	NVIT Developing Markets Fund

1.	On page 19 of the Prospectus following “Portfolio Management – Portfolio Managers,” the information regarding the portfolio managers is deleted and replaced with the following:

Portfolio Manager	Title	Length of Service
Roberto Lampl	Senior Portfolio Manager, Barings	Since March 2010
Mark Julio, CFA	Portfolio Manager, Barings	Since April 2008

II.	NVIT Emerging Markets Fund

1.	On page 22 of the Prospectus following “Portfolio Management – Portfolio Managers,” the information regarding the portfolio managers is deleted and replaced with the following:

Portfolio Manager	Title	Length of Service
Roberto Lampl	Senior Portfolio Manager, Barings	Since March 2010
Mark Julio, CFA	Portfolio Manager, Barings	Since April 2008

III.	NVIT Developing Markets Fund and NVIT Emerging Markets Fund

1.
The information on page 61 of the Prospectus following “Portfolio Management” that relates to the “NVIT Developing Markets Fund and NVIT Emerging Markets Fund” is deleted and replaced with the following:

NVIT Developing Markets Fund and NVIT Emerging Markets Fund

Roberto Lampl and Mark Julio, CFA lead Barings’ Global Emerging Markets Equity Team and are primarily responsible for making investment decisions for the Funds.

Mr. Lampl joined Barings in March 2010 as Head of Latin America Equities and became Head of Global Emerging Markets Equity in February 2011.  Prior to joining Barings, Mr. Lampl was employed by ING Investment Management as a senior portfolio manager for the ING Latin America Fund and co-manager for ING Emerging Market Equity Fund for over five years. He holds a bachelors degree in economics from Boston University and an MBA in international business from Babson Olin Graduate School of Business in Massachusetts.

Mr. Julio joined Barings in April 2008 as an analyst focusing on Latin American Equities and became an Investment Manager for the Global Emerging Markets Equity team in February 2011.  Prior to joining Barings, Mr. Julio was an equity analyst at HSBC Global Banking and Markets in London since January 2005. He holds a bachelors degree in commerce, majoring in financial accounting, and a bachelors degree in accounting from the University of the Witwatersrand, Johannesburg, South Africa.

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